STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9%
Advertising - .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	1,509,000	[b,c]	1,423,561
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	1,390,000	[b]	1,449,096
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	1,820,000	[b,c]	1,753,006
					4,625,663
Aerospace & Defense - 2.7%
AAR Escrow Issuer LLC, Gtd. Notes		6.75	3/15/2029	2,134,000	[b]	2,153,087
Bombardier, Inc., Sr. Unscd. Notes		7.25	7/1/2031	613,000	[b]	615,014
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	1,927,000	[b,c]	1,986,456
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	1,278,000	[b]	1,279,692
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	1,007,000		937,885
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	1,625,000		1,591,756
TransDigm, Inc., Sr. Scd. Notes		6.38	3/1/2029	1,400,000	[b]	1,406,108
TransDigm, Inc., Sr. Scd. Notes		6.63	3/1/2032	1,370,000	[b]	1,385,811
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	1,101,000	[b]	1,116,907
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	3,130,000	[b]	3,194,149
TransDigm, Inc., Sr. Scd. Notes		7.13	12/1/2031	467,000	[b]	481,854
					16,148,719
Airlines - .7%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	4,192,451	[b]	4,124,325
Automobiles & Components - 1.5%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes		6.75	5/15/2028	1,700,000	[b]	1,724,536
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	2,200,000	[b,d]	2,198,837
IHO Verwaltungs GmbH, Sr. Scd. Bonds	EUR	8.75	5/15/2028	310,000	[b,d]	363,038
IHO Verwaltungs GmbH, Sr. Scd. Notes		6.38	5/15/2029	350,000	[b,d]	352,064
Phinia, Inc., Sr. Scd. Notes		6.75	4/15/2029	1,688,000	[b]	1,706,387
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	3,033,000	[b]	2,661,170
					9,006,032
Banks - .9%
Barclays PLC, Jr. Sub. Notes		8.00	9/15/2029	2,120,000	[e]	2,120,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Banks - .9% (continued)
Citigroup, Inc., Jr. Sub. Notes, Ser. X		3.88	2/18/2026	1,759,000	[e]	1,664,494
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	1,733,000	[b]	1,682,999
					5,468,424
Beverage Products - .4%
Triton Water Holdings, Inc., Sr. Unscd. Notes		6.25	4/1/2029	2,340,000	[b]	2,133,542
Building Materials - 2.3%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	1,985,000	[b]	1,781,577
Camelot Return Merger Sub, Inc., Sr. Scd. Notes		8.75	8/1/2028	2,949,000	[b,c]	3,032,070
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	2,428,000	[b]	2,465,707
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes		6.63	12/15/2030	3,426,000	[b]	3,463,148
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	1,696,000	[b]	1,702,857
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	1,334,000	[b]	1,274,185
					13,719,544
Chemicals - 2.7%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	2,759,000	[b,d]	2,372,740
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	2,153,000	[b]	2,144,867
NOVA Chemicals Corp, Sr. Unscd. Notes		9.00	2/15/2030	1,230,000	[b]	1,270,604
NOVA Chemicals Corp., Sr. Scd. Notes		8.50	11/15/2028	1,620,000	[b]	1,726,303
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	1,955,000	[b]	1,924,390
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	1,380,000	[b]	1,471,724
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	1,200,000	[b,c]	1,246,280
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	1,350,000	[b]	1,251,370
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	3,010,000	[b]	2,696,748
					16,105,026
Collateralized Loan Obligations Debt - 2.6%
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Month EURIBOR +6.10%)	EUR	10.07	4/20/2032	1,450,000	[b,f]	1,549,527
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Month TSFR +5.76%)		11.08	4/15/2031	2,000,000	[b,f]	1,951,658
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Month TSFR +6.96%)		12.28	4/20/2031	1,000,000	[b,f]	994,289

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Collateralized Loan Obligations Debt - 2.6% (continued)
Battalion X Ltd. CLO, Ser. 2016-10A, Cl. DR2, (3 Month TSFR +6.87%)		12.19	1/25/2035	1,750,000	[b,f]	1,596,747
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Month TSFR +6.86%)		12.18	12/19/2032	2,500,000	[b,f]	2,427,005
Neuberger Berman Loan Advisers 24 Ltd. CLO, Ser. 2017-24A, Cl. E, (3 Month TSFR +6.28%)		11.59	4/19/2030	2,000,000	[b,f]	2,005,000
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Month TSFR +7.30%)		12.62	4/20/2033	500,000	[b,f]	502,394
Octagon Investment Partners 46 Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.86%)		12.18	7/15/2036	2,000,000	[b,f]	1,786,828
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Month TSFR +5.90%)		11.22	4/15/2031	800,000	[b,f]	803,979
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Month TSFR +8.12%)		13.44	10/20/2035	750,000	[b,f]	752,554
St. Pauls CLO, Ser. 11-A, Cl. E, (3 Month EURIBOR +6.00%)	EUR	9.93	1/17/2032	1,000,000	[b,f]	1,059,692
					15,429,673
Commercial & Professional Services - 4.0%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	2,066,000	[b]	1,979,553
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	1,474,000	[b,c]	1,461,991
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	1,087,000	[b]	1,087,199
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	1,530,000	[b]	1,318,186
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	2,403,000	[b,c]	2,414,458
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes		8.00	2/15/2031	1,989,000	[b,c]	1,987,268
Boost Newco Borrower LLC, Sr. Scd. Notes		7.50	1/15/2031	2,408,000	[b,c]	2,522,568
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	3,102,000	[b,c]	3,041,057
The ADT Security, Sr. Scd. Notes		4.88	7/15/2032	960,000	[b]	869,732
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	2,206,000		1,928,089

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Commercial & Professional Services - 4.0% (continued)
United Rentals North America, Inc., Gtd. Notes		4.00	7/15/2030	2,225,000	[c]	2,026,459
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	2,641,000	[b]	2,733,612
					23,370,172
Consumer Discretionary - 8.7%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	2,252,000	[b]	2,319,324
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	1,440,000	[b]	1,317,116
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	1,980,000	[b]	2,033,678
Carnival Corp., Gtd. Notes		6.00	5/1/2029	3,051,000	[b,c]	3,012,358
Carnival Corp., Gtd. Notes		7.63	3/1/2026	1,961,000	[b]	1,985,393
Carnival Corp., Gtd. Notes		10.50	6/1/2030	1,070,000	[b]	1,171,116
Carnival Corp., Sr. Scd. Notes		7.00	8/15/2029	678,000	[b,c]	707,693
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	906,000	[b]	988,885
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	1,200,000	[b]	1,143,179
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	2,940,000	[b]	2,928,981
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	2,620,000	[b,c]	2,597,496
Hilton Domestic Operating Co., Inc., Gtd. Notes		4.00	5/1/2031	1,650,000	[b]	1,476,323
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	2,407,000	[b,c]	2,327,575
KB Home, Gtd. Notes		4.00	6/15/2031	2,726,000		2,418,570
Lions Gate Capital Holdings LLC, Gtd. Notes		5.50	4/15/2029	1,150,000	[b]	880,746
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	1,580,000	[b]	1,464,299
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	1,050,000	[b]	1,238,168
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	2,126,000	[b]	2,100,086
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	1,522,000	[b]	1,504,744
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	1,055,000	[b]	1,117,076
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes		8.00	8/1/2030	905,000	[b,c]	932,844
Ritchie Bros Holdings, Inc., Gtd. Notes		7.75	3/15/2031	1,702,000	[b]	1,782,833
Ritchie Bros Holdings, Inc., Sr. Scd. Notes		6.75	3/15/2028	1,150,000	[b]	1,174,490
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	1,223,000	[b]	1,271,537

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Consumer Discretionary - 8.7% (continued)
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	560,000	[b]	540,797
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	3,183,000	[b]	3,156,995
Station Casinos LLC, Gtd. Notes		6.63	3/15/2032	1,675,000	[b]	1,693,289
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	1,388,000	[b]	1,326,879
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	1,332,000	[b]	1,404,112
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	1,716,000	[b]	1,877,967
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	1,402,000	[b]	1,471,762
					51,366,311
Consumer Staples - .8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	2,750,000	[b,c]	2,604,826
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Gtd. Notes		7.00	12/31/2027	620,000	[b]	616,414
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	1,694,000	[b]	1,662,003
					4,883,243
Diversified Financials - 3.0%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	920,000	[b]	988,192
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	1,336,000	[b,c]	1,368,528
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,126,000	[b]	864,840
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	2,037,000		1,967,946
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	3,260,000	[b]	3,192,956
Nationstar Mortgage Holdings, Inc., Gtd. Notes		6.00	1/15/2027	1,510,000	[b]	1,489,664
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	999,000		1,031,489
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	1,326,000	[b]	1,311,473
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	1,954,000	[b]	2,009,582

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Diversified Financials - 3.0% (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes	2.88	10/15/2026	1,625,000	[b]	1,502,894
United Wholesale Mortgage LLC, Sr. Unscd. Notes	5.75	6/15/2027	2,089,000	[b]	2,032,948
				17,760,512
Electronic Components - .7%
Sensata Technologies BV, Gtd. Notes	5.88	9/1/2030	2,395,000	[b,c]	2,345,498
WESCO Distribution, Inc., Gtd. Notes	6.63	3/15/2032	1,610,000	[b]	1,638,075
				3,983,573
Energy - 10.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	3,344,000	[b]	3,385,629
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	1/15/2028	1,920,000	[b]	1,891,777
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	1,569,000	[b]	1,550,390
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	2,095,000	[b]	2,013,840
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	6.63	7/15/2026	4,126,000	[b]	4,117,770
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	1,768,000	[b]	1,755,029
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	4,060,000	[b,c]	3,875,443
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes	5.50	6/15/2031	2,077,000	[b]	1,964,668
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	2,883,000	[b,c]	2,916,428
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	2,386,000	[c,e]	2,237,238
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	1,992,000	[b]	2,051,184
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	1,395,000		1,376,900
Matador Resources Co., Sr. Unscd. Notes	6.50	4/15/2032	2,078,000	[b]	2,083,118
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	623,000	[b]	619,324
Noble Finance II LLC, Gtd. Notes	8.00	4/15/2030	1,420,000	[b]	1,480,123
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	1,287,000	[b,c]	1,307,243
Northriver Midstream Finance LP, Sr. Scd. Notes	5.63	2/15/2026	2,240,000	[b]	2,225,680
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	2,257,000	[b]	2,114,167
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	3,097,000	[b]	2,865,108

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Energy - 10.2% (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	2,866,000	[b]	2,966,857
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	2,930,000	[b,c]	2,964,732
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	3,343,000	[b]	2,842,763
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	2,360,000	[b]	2,100,293
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	950,000	[b]	956,472
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	3,782,000	[b]	3,860,707
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	2,434,000	[b]	2,511,630
					60,034,513
Environmental Control - 2.5%
Clean Harbors, Inc., Gtd. Notes		6.38	2/1/2031	2,680,000	[b,c]	2,702,550
Covanta Holding Corp., Gtd. Notes		4.88	12/1/2029	403,000	[b]	361,610
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	1,632,000	[c]	1,441,803
GFL Environmental, Inc., Gtd. Notes		4.00	8/1/2028	1,640,000	[b]	1,513,545
GFL Environmental, Inc., Sr. Scd. Notes		3.50	9/1/2028	1,770,000	[b,c]	1,623,316
GFL Environmental, Inc., Sr. Scd. Notes		5.13	12/15/2026	1,490,000	[b]	1,465,121
GFL Environmental, Inc., Sr. Scd. Notes		6.75	1/15/2031	784,000	[b,c]	804,433
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	474,000	[b,c]	438,822
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	2,644,000	[b]	2,421,626
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	1,896,000	[b]	1,868,960
					14,641,786
Food Products - 2.3%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	1,030,000	[b]	1,233,775
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes		4.63	11/15/2028	950,000	[b]	886,993
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes		7.63	7/1/2029	1,429,000	[b]	1,450,435
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	1,410,000	[b,c]	1,457,193
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	2,341,000		1,986,409
Post Holdings, Inc., Gtd. Notes		4.63	4/15/2030	1,820,000	[b]	1,672,148
Post Holdings, Inc., Gtd. Notes		5.50	12/15/2029	1,980,000	[b]	1,915,040
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	2,812,000	[b]	2,882,039
					13,484,032
Health Care - 5.8%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,971,000	[b]	1,880,081

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Health Care - 5.8% (continued)
CHS/Community Health Systems, Inc., Sr. Scd. Notes	5.25	5/15/2030	2,578,000	[b]	2,104,376
CHS/Community Health Systems, Inc., Sr. Scd. Notes	5.63	3/15/2027	2,360,000	[b]	2,174,646
CHS/Community Health Systems, Inc., Sr. Scd. Notes	6.00	1/15/2029	1,360,000	[b]	1,189,719
HealthEquity, Inc., Gtd. Notes	4.50	10/1/2029	2,344,000	[b,c]	2,165,592
Jazz Securities DAC, Sr. Scd. Notes	4.38	1/15/2029	2,110,000	[b]	1,967,190
LifePoint Health, Inc., Gtd. Notes	5.38	1/15/2029	1,800,000	[b]	1,485,163
LifePoint Health, Inc., Sr. Scd. Notes	9.88	8/15/2030	2,798,000	[b]	2,930,323
Medline Borrower LP, Sr. Scd. Notes	3.88	4/1/2029	2,094,000	[b]	1,907,344
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes	6.25	4/1/2029	999,000	[b]	1,004,722
Molina Healthcare, Inc., Sr. Unscd. Notes	4.38	6/15/2028	2,905,000	[b]	2,733,078
Option Care Health, Inc., Gtd. Notes	4.38	10/31/2029	3,347,000	[b]	3,071,737
Surgery Center Holdings, Inc., Sr. Unscd. Notes	7.25	4/15/2032	945,000	[b]	953,520
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	3,170,000	[c]	2,949,525
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	3,820,000		3,641,190
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	2,050,000	[b]	2,089,934
				34,248,140
Industrial - 2.0%
Artera Services LLC, Sr. Scd. Notes	8.50	2/15/2031	2,052,191	[b]	2,105,493
Chart Industries, Inc., Sr. Scd. Notes	7.50	1/1/2030	2,531,000	[b]	2,631,471
Dycom Industries, Inc., Gtd. Notes	4.50	4/15/2029	1,254,000	[b,c]	1,173,488
GrafTech Finance, Inc., Sr. Scd. Notes	4.63	12/15/2028	1,366,000	[b]	879,910
Husky III Holding Ltd., Sr. Unscd. Notes	13.00	2/15/2025	1,681,000	[b,d]	1,685,930
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes	9.00	2/15/2029	1,644,000	[b,c]	1,702,145
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	1,888,000	[b]	1,826,120
				12,004,557
Information Technology - 3.1%
AthenaHealth Group, Inc., Sr. Unscd. Notes	6.50	2/15/2030	5,412,000	[b]	4,955,518
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes	7.25	6/15/2029	2,465,000	[b]	2,519,111
Cloud Software Group, Inc., Scd. Bonds	9.00	9/30/2029	1,970,000	[b,c]	1,891,342

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Information Technology - 3.1% (continued)
Cloud Software Group, Inc., Sr. Scd. Notes	6.50	3/31/2029	2,310,000	[b]	2,194,018
Elastic NV, Sr. Unscd. Notes	4.13	7/15/2029	2,650,000	[b]	2,387,331
SS&C Technologies, Inc., Gtd. Notes	5.50	9/30/2027	2,250,000	[b]	2,201,856
UKG, Inc., Sr. Scd. Notes	6.88	2/1/2031	2,003,000	[b]	2,041,972
				18,191,148
Insurance - 3.6%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes	4.25	2/15/2029	2,590,000	[b,c]	2,340,712
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	6.00	8/1/2029	1,330,000	[b]	1,220,958
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes	8.25	2/1/2029	2,344,000	[b]	2,356,149
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	6.75	4/15/2028	2,115,000	[b]	2,132,096
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes	7.00	1/15/2031	1,730,000	[b]	1,748,639
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes	6.75	10/15/2027	1,760,000	[b]	1,735,437
Ardonagh Finco Ltd., Sr. Scd. Notes	7.75	2/15/2031	2,083,000	[b]	2,075,722
Ardonagh Group Finance Ltd., Sr. Unscd. Notes	8.88	2/15/2032	812,000	[b]	802,587
AssuredPartners, Inc., Sr. Unscd. Notes	5.63	1/15/2029	2,240,000	[b]	2,065,952
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes	7.25	2/15/2031	900,000	[b]	904,331
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes	8.13	2/15/2032	1,204,000	[b]	1,215,356
Panther Escrow Issuer LLC, Sr. Scd. Notes	7.13	6/1/2031	2,772,000	[b]	2,820,538
				21,418,477
Internet Software & Services - 2.3%
Arches Buyer, Inc., Sr. Scd. Notes	4.25	6/1/2028	1,030,000	[b]	907,630
Arches Buyer, Inc., Sr. Unscd. Notes	6.13	12/1/2028	2,280,000	[b]	1,912,530
Cogent Communications Group, Inc., Gtd. Notes	7.00	6/15/2027	1,780,000	[b]	1,773,688
Gen Digital, Inc., Gtd. Notes	6.75	9/30/2027	2,510,000	[b]	2,548,328
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes	5.25	12/1/2027	3,000,000	[b]	2,936,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Internet Software & Services - 2.3% (continued)
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes	6.00	2/15/2029	1,510,000	[b]	1,184,695
Uber Technologies, Inc., Gtd. Notes	4.50	8/15/2029	2,190,000	[b]	2,082,017
				13,345,214
Materials - 2.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes	8.75	4/15/2030	3,305,000	[b]	3,250,746
LABL, Inc., Sr. Scd. Notes	6.75	7/15/2026	1,790,000	[b]	1,769,889
LABL, Inc., Sr. Scd. Notes	9.50	11/1/2028	755,000	[b]	764,668
LABL, Inc., Sr. Unscd. Notes	10.50	7/15/2027	1,928,000	[b]	1,913,773
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes	7.88	8/15/2026	2,055,000	[b]	2,095,075
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes	4.00	10/15/2027	2,620,000	[b,c]	2,447,070
Sealed Air Corp., Gtd. Notes	5.00	4/15/2029	1,835,000	[b,c]	1,763,272
Trivium Packaging Finance BV, Gtd. Notes	8.50	8/15/2027	860,000	[b]	850,296
Trivium Packaging Finance BV, Sr. Scd. Notes	5.50	8/15/2026	1,922,000	[b]	1,896,750
				16,751,539
Media - 4.8%
Altice Financing SA, Sr. Scd. Bonds	5.75	8/15/2029	1,077,000	[b]	863,992
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	2,404,000		1,933,415
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.00	2/1/2028	4,265,000	[b]	3,973,103
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	5.13	5/1/2027	1,837,000	[b]	1,751,445
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	7.38	3/1/2031	1,480,000	[b,c]	1,452,336
CSC Holdings LLC, Gtd. Notes	5.50	4/15/2027	1,400,000	[b,c]	1,253,971
CSC Holdings LLC, Gtd. Notes	11.25	5/15/2028	2,692,000	[b]	2,669,934
CSC Holdings LLC, Sr. Unscd. Notes	5.00	11/15/2031	1,181,000	[b]	598,303
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes	5.88	8/15/2027	1,230,000	[b]	1,164,393
DISH Network Corp., Sr. Scd. Notes	11.75	11/15/2027	1,969,000	[b]	2,012,143
Gray Television, Inc., Gtd. Notes	5.88	7/15/2026	680,000	[b]	662,667
Gray Television, Inc., Gtd. Notes	7.00	5/15/2027	785,000	[b,c]	730,718
Nexstar Media, Inc., Gtd. Notes	4.75	11/1/2028	1,960,000	[b,c]	1,787,773
Scripps Escrow, Inc., Gtd. Notes	5.88	7/15/2027	720,000	[b,c]	603,061
Sirius XM Radio, Inc., Gtd. Notes	5.00	8/1/2027	2,080,000	[b]	2,002,505
TEGNA, Inc., Gtd. Notes	4.75	3/15/2026	1,130,000	[b]	1,108,644
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	2,335,000	[b,c]	1,977,238

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Media - 4.8% (continued)
Virgin Media Secured Finance PLC, Sr. Scd. Notes	5.50	5/15/2029	733,000	[b]	678,265
Ziggo Bond Co. BV, Gtd. Notes	5.13	2/28/2030	1,360,000	[b,c]	1,165,577
				28,389,483
Metals & Mining - 2.3%
Arsenal AIC Parent LLC, Sr. Scd. Notes	8.00	10/1/2030	2,490,000	[b,c]	2,617,326
Cleveland-Cliffs, Inc., Gtd. Notes	6.75	4/15/2030	1,689,000	[b]	1,696,023
Compass Minerals International, Inc., Gtd. Notes	6.75	12/1/2027	926,000	[b,c]	896,086
FMG Resources August 2006 Pty Ltd., Sr. Unscd. Notes	6.13	4/15/2032	1,950,000	[b]	1,930,196
Novelis Corp., Gtd. Notes	3.25	11/15/2026	1,410,000	[b]	1,315,269
Novelis Corp., Gtd. Notes	4.75	1/30/2030	1,970,000	[b]	1,819,212
Samarco Mineracao SA, Sr. Unscd. Notes	9.50	6/30/2031	1,009,314	[b,d]	911,559
Taseko Mines Ltd., Sr. Scd. Notes	7.00	2/15/2026	2,108,000	[b,c]	2,118,795
				13,304,466
Real Estate - 3.9%
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	2,660,000	[b]	2,497,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	4.25	2/1/2027	1,550,000	[b]	1,451,247
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes	5.25	10/1/2025	2,484,000	[b]	2,441,637
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes	4.88	5/15/2029	3,150,000	[b]	2,931,711
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	6.50	4/1/2032	2,037,000	[b]	2,045,148
Rithm Capital Corp., Sr. Unscd. Notes	6.25	10/15/2025	1,514,000	[b]	1,502,783
Rithm Capital Corp., Sr. Unscd. Notes	8.00	4/1/2029	2,704,000	[b]	2,626,891
RLJ Lodging Trust LP, Sr. Scd. Notes	4.00	9/15/2029	3,367,000	[b]	2,970,466
Service Properties Trust, Sr. Unscd. Notes	4.50	3/15/2025	2,100,000	[c]	2,053,317
Starwood Property Trust, Inc., Sr. Unscd. Notes	3.75	12/31/2024	1,200,000	[b]	1,178,735
Starwood Property Trust, Inc., Sr. Unscd. Notes	4.38	1/15/2027	920,000	[b,c]	866,171
Starwood Property Trust, Inc., Sr. Unscd. Notes	7.25	4/1/2029	475,000	[b]	479,374
				23,045,165
Retailing - 4.9%
Beacon Roofing Supply, Inc., Gtd. Notes	4.13	5/15/2029	1,361,000	[b,c]	1,235,828

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Retailing - 4.9% (continued)
Beacon Roofing Supply, Inc., Sr. Scd. Notes	4.50	11/15/2026	1,550,000	[b]	1,507,269
Carvana Co., Sr. Scd. Notes	12.00	12/1/2028	2,577,945	[b,d]	2,523,010
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes	6.75	1/15/2030	1,310,000	[b]	1,177,339
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes	4.63	1/15/2029	2,080,000	[b]	1,909,338
Foundation Building Materials, Inc., Gtd. Notes	6.00	3/1/2029	2,865,000	[b]	2,637,599
Nordstrom, Inc., Sr. Unscd. Notes	4.25	8/1/2031	1,020,000		896,526
Nordstrom, Inc., Sr. Unscd. Notes	4.38	4/1/2030	680,000	[c]	616,235
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes	7.75	2/15/2029	2,370,000	[b]	2,309,168
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes	4.75	2/15/2028	2,170,000	[b]	2,033,747
QVC, Inc., Sr. Scd. Notes	4.45	2/15/2025	1,210,000	[c]	1,173,716
SRS Distribution, Inc., Gtd. Notes	6.00	12/1/2029	1,022,000	[b]	1,045,084
Staples, Inc., Sr. Scd. Notes	7.50	4/15/2026	2,530,000	[b]	2,471,650
Staples, Inc., Sr. Unscd. Notes	10.75	4/15/2027	1,968,000	[b]	1,872,472
White Cap Buyer LLC, Sr. Unscd. Notes	6.88	10/15/2028	3,260,000	[b]	3,201,346
White Cap Parent LLC, Sr. Unscd. Notes	8.25	3/15/2026	230,000	[b,d]	229,976
Yum! Brands, Inc., Sr. Unscd. Notes	4.75	1/15/2030	2,170,000	[b]	2,059,643
				28,899,946
Semiconductors & Semiconductor Equipment - .5%
Entegris, Inc., Gtd. Notes	5.95	6/15/2030	3,090,000	[b]	3,056,388
Technology Hardware & Equipment - .6%
McAfee Corp., Sr. Unscd. Notes	7.38	2/15/2030	1,032,000	[b]	947,522
Western Digital Corp., Gtd. Notes	4.75	2/15/2026	2,299,000		2,247,557
				3,195,079
Telecommunication Services - 2.8%
Altice France SA, Sr. Scd. Notes	5.50	10/15/2029	890,000	[b]	605,011
Altice France SA, Sr. Scd. Notes	5.50	1/15/2028	2,460,000	[b]	1,749,474
C&W Senior Finance Ltd., Sr. Unscd. Notes	6.88	9/15/2027	1,947,000	[b]	1,840,627
Consolidated Communications, Inc., Sr. Scd. Notes	6.50	10/1/2028	1,370,000	[b,c]	1,200,150
Frontier Communications Holdings LLC, Scd. Notes	6.75	5/1/2029	2,100,000	[b]	1,873,798
Frontier Communications Holdings LLC, Sr. Scd. Notes	8.75	5/15/2030	1,923,000	[b]	1,969,359
Iliad Holding SASU, Sr. Scd. Notes	6.50	10/15/2026	2,349,000	[b]	2,328,736

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.9% (continued)
Telecommunication Services - 2.8% (continued)
Lumen Technologies, Inc., Sr. Scd. Notes	4.00	2/15/2027	1,746,000	[b]	1,083,550
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	1,080,000		1,082,532
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	2,250,000	[b]	1,126,980
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	1,813,000	[b,c]	1,493,963
				16,354,180
Utilities - 2.7%
Calpine Corp., Sr. Scd. Notes	4.50	2/15/2028	1,000,000	[b]	949,253
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	1,934,000	[b,c]	1,776,045
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	1,812,000	[b]	1,691,238
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	1,679,000	[b,c]	1,719,855
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	1,390,000	[b]	1,192,317
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	1,740,000	[b]	1,664,942
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	2,095,000	[b,e]	2,249,293
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	1,509,000		1,454,882
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	1,581,000	[b]	1,466,258
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	1,430,000	[b]	1,498,654
				15,662,737
Total Bonds and Notes (cost $516,074,800)			524,151,609

Floating Rate Loan Interests - 5.4%
Automobiles & Components - .5%
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)	10.57	3/30/2027	1,479,229	[f]	1,482,003
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.61%)	8.94	1/29/2028	1,200,716	[f]	1,192,911
				2,674,914
Beverage Products - .1%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)	9.30	3/31/2028	882,788	[f]	874,238
Commercial & Professional Services - .8%
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)	11.58	3/6/2028	1,851,013	[f]	1,845,228
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)	10.42	4/11/2029	3,007,359	[f]	2,779,747
				4,624,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 5.4% (continued)
Consumer Discretionary - .7%
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)	8.83	10/2/2028	1,843,911	[f]	1,735,959
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)	9.56	8/1/2030	932,040	[f]	936,369
Recess Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.50%)	9.84	2/20/2030	1,369,381	[f]	1,375,804
				4,048,132
Diversified Financials - .6%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)	10.33	3/12/2029	1,360,000	[f]	1,363,903
Nexus Buyer LLC, Initial Term Loan, (1 Month TSFR +3.85%)	9.18	11/9/2026	1,144,026	[f]	1,142,596
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)	8.93	5/30/2025	1,300,000	[f]	1,250,113
				3,756,612
Energy - .2%
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)	11.34	6/21/2026	1,082,272	[f]	1,084,810
Financials - .2%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)	10.07	8/6/2028	891,607	[f]	881,576
Food Products - .2%
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)	10.31	10/2/2030	1,000,000	[f]	919,465
Health Care - .2%
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +3.76%)	9.09	1/31/2029	1,223,572	[d,f]	1,185,115
Industrial - .4%
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)	9.71	3/30/2026	1,408,158	[f]	1,253,761
Revere Power LLC, Term Loan C, (3 Month TSFR +4.25%)	9.71	3/30/2026	123,322	[f]	109,800
Swissport Stratosphere USA LLC, Term Loan, (1 Month TSFR +4.25%)	9.58	3/27/2031	1,068,571	[f]	1,069,907
				2,433,468
Information Technology - .2%
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)	9.71	2/1/2029	1,661,127	[f]	1,269,940
Insurance - .3%
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)	10.69	2/3/2028	1,938,000	[f]	1,757,524

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 5.4% (continued)
Internet Software & Services - .4%
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)	9.58	5/3/2028	1,200,925	[f]	1,195,191
Pug LLC, Term Loan B-2, (1 Month TSFR +4.25%)	9.58	2/16/2027	1,157,041	[f]	1,160,171
				2,355,362
Retailing - .2%
SRS Distribution, Inc., 2021 Refinancing Term Loan, (1 Month TSFR +3.50%)	8.94	6/5/2028	1,160,000	[f]	1,169,332
Telecommunication Services - .1%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)	9.30	12/17/2027	742,775	[f]	739,391
Utilities - .3%
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)	9.19	10/2/2025	2,059,589	[f]	2,055,409
Total Floating Rate Loan Interests (cost $31,461,410)			31,830,263

Exchange-Traded Funds - 2.3%
Registered Investment Companies - 2.3%
Invesco Senior Loan ETF			175,800		3,718,170
iShares iBoxx High Yield Corporate Bond ETF			37,600	[c]	2,922,648
ProShares Ultra VIX Short-Term Futures ETF			137,100	[g]	866,472
SPDR Blackstone Senior Loan ETF			70,000	[c]	2,947,700
SPDR Bloomberg High Yield Bond ETF			30,700	[c]	2,922,640
Total Exchange-Traded Funds (cost $13,275,774)			13,377,630
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,383,430)	5.42		15,383,430	[h]	15,383,430

Investment of Cash Collateral for Securities Loaned - 10.8%
Registered Investment Companies - 10.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $63,662,836)	5.42		63,662,836	[h]	63,662,836
Total Investments (cost $639,858,250)			110.0%	648,405,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(10.0%)	(58,816,191)
Net Assets	100.0%	589,589,577

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $483,372,745 or 81.98% of net assets.

c Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $76,041,696 and the value of the collateral was $79,728,580, consisting of cash collateral of $63,662,836 and U.S. Government & Agency securities valued at $16,065,744. In addition, the value of collateral may include pending sales that are also on loan.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc.
United States Dollar	3,654,575	British Pound	2,855,000	4/25/2024	50,603
Euro	175,000	United States Dollar	189,813	4/25/2024	(809)
United States Dollar	15,251,887	Euro	13,920,000	4/25/2024	217,987
Gross Unrealized Appreciation					268,590
Gross Unrealized Depreciation					(809)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

March 31, 2024 (Unaudited)

The following is a summary of the inputs used as of March 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	15,429,673	-	15,429,673
Corporate Bonds	-	508,721,936	-	508,721,936
Exchange-Traded Funds	13,377,630	-	-	13,377,630
Floating Rate Loan Interests	-	31,830,263	-	31,830,263
Investment Companies	79,046,266	-	-	79,046,266
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	268,590	-	268,590
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(809)	-	(809)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2024, accumulated net unrealized appreciation on investments was $8,815,299, consisting of $14,794,114 gross unrealized appreciation and $5,978,815 gross unrealized depreciation.

At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.